Background and Nature of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 09, 2019	Sep. 10, 2019	Jul. 10, 2016
Transaction & Prior Period Expense
Issuance of ordinary shares, net (in shares)	49,680,000	39,675,000
Share price (in dollars per share)	$ 17.25	$ 16.00
The 2016 Transaction
Transaction & Prior Period Expense
Total consideration			$ 3,566,599